Debt - Outstanding Debt (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,565,000,000,000
Contractual Weighted Avg Interest Rate	5.74%
Weighted Avg Remaining Term	3 years 10 months 24 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,418,067,000,000
Contractual Weighted Avg Interest Rate	3.21%
Weighted Avg Remaining Term	4 years 4 months 24 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,983,067,000,000
Contractual Weighted Avg Interest Rate	3.74%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,418,067,000,000
Contractual Weighted Avg Interest Rate	3.21%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,984,317,000,000
Contractual Weighted Avg Interest Rate	3.34%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,566,250,000,000
Contractual Weighted Avg Interest Rate	3.63%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 998,750,000,000
Contractual Weighted Avg Interest Rate	5.74%